Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (11,118,572)	$ (2,846,644)	$ (37,409,694)	$ (13,419,830)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of goodwill	5,192,000
Impairment of ENTADFI assets	2,293,576		14,687,346
Impairment of deposit on asset purchase agreement			3,500,000
Fair value of subscription agreement liability - related party			729,900
Amortization of debt discounts	182,928		671,373
Loss on extinguishment of note payable			490,000
Amortization of debt discount - related party	174,774
Depreciation and amortization	206,700	1,698	43,937	6,752
Change in fair value of subscription agreement liability - related party	(226,400)		134,100
Net periodic pension benefit	(58,404)		13,875
Issuance of restricted common stock				263,924
Stock-based compensation	52,650	185,578	329,760	1,974,566
Loss on impairment of other long-lived assets			267,019
Loss on related party receivable			265,648
Recovery of related party receivable			(159,000)
Interest accrued on note payable - related party	50,000
Change in fair value of contingent warrant liability		(1,615)	91,967	(61,410)
Deferred tax benefit	(121,567)		(12,593)
Impairment of inventory			1,152,369
Changes in operating assets and liabilities:
Accounts receivable	(116,763)		(62,286)
Inventories	(36,974)		(315,828)
Prepaid expenses and other current assets	(419,530)	(321,961)	(412,601)	(234,681)
Other noncurrent assets	(7,750)	23,117	(16,883)	(38,617)
Accounts payable	(1,017,428)	(1,237,493)	3,372,648	1,093,913
Accrued expenses	(261,303)	(214,311)	(942,075)	1,739,849
Net cash used in operating activities	(5,232,063)	(4,411,631)	(13,581,018)	(8,675,534)
Cash flows from investing activities
Acquisition of assets, including transaction costs of $79,771			(6,079,771)
Deposit made in connection with asset purchase agreement			(3,500,000)
Cash acquired through business combination			1,056,578
Purchases of other long-lived assets			(51,744)
Net advances to related parties		(34,452)	(70,798)	(23,326)
Purchases of property and equipment	(4,578)	(1,819)	(3,300)	(9,339)
Net cash used in investing activities	(4,578)	(36,271)	(8,649,035)	(32,665)
Cash flows from financing activities
Proceeds from issuance of note payable - related party	5,000,000
Proceeds from issuance of note payable	678,550
Payment of financing costs	(400,000)
Principal payment of note payable	(73,457)		(1,000,000)
Proceeds from exercise of preferred investment options, net			2,298,675
Proceeds from exercise of stock options			459	1,655
Proceeds from issuance of common stock in initial public offering, net of underwriting discount				18,400,000
Payments of initial public offering costs				(926,972)
Proceeds from issuance of common stock and warrants in private placements, net of placement agent discount				16,468,123
Payment of private placement issuance costs				(845,048)
Proceeds from exercise of pre-funded warrants				1,436
Payment of deferred offering costs		(15,500)	(205,093)
Purchase of treasury shares		(33,454)	(58,981)	(566,810)
Net cash provided by (used in) financing activities	5,205,093	(48,954)	1,035,060	32,532,384
Effect of exchange rate changes on cash	(58,917)		(3,331)
Net increase (decrease) in cash	(90,465)	(4,496,856)	(21,198,324)	23,824,185
Cash, beginning of period	4,554,335	25,752,659	25,752,659	1,928,474
Cash, end of period	4,463,870	21,255,803	4,554,335	25,752,659
Supplemental disclosure of cash flow information:
Cash paid for interest	4,405
Noncash investing and financing activities:
Inventory and intangible assets acquired through issuance of notes payable			12,947,000
Effect of business combination (Note 5)			64,054,991
Settlement of note payable through issuance of Series A convertible preferred stock			3,490,000
Incremental fair value of exchanged preferred investment options			2,613,011	860,204
Deferred offering costs included in accounts payable and accrued expenses		339,593	150,000
Recognition of contingent warrant liability			25,837	75,431
Warrants issued for settlement of contingent warrants			129,184
Deferred offering costs previously included in prepaid expenses		(11,020)	(11,020)
Exercise of pre-funded warrants		$ 7	7	6
Issuance of restricted stock			5
Restricted stock forfeitures			(3)
Payment of accrued bonus through related party receivable				140,000
Conversion of Series Seed Preferred Stock to common stock upon initial public offering				$ 45